Financial Instruments - Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility	$ 476.6	$ 498.4
Revolving Credit Facility, undiscounted cash flows	(170.2)
Accounts payable and accrued liabilities, undiscounted cash flows	(203.9)
Government Loans, undiscounted cash flows	(374.9)
Financial arrangement, undiscounted cash flows	(24.5)
Senior Secured Lien Notes, undiscounted cash flows	(479.7)
Interest on senior secured lien notes, undiscounted cash flows	(153.3)
Financial liabilities, undiscounted cash flows	(1,416.2)
Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(9.7)
Year 1 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	(170.2)
Accounts payable and accrued liabilities, undiscounted cash flows	(203.9)
Government Loans, undiscounted cash flows	(14.1)
Financial arrangement, undiscounted cash flows	(2.9)
Senior Secured Lien Notes, undiscounted cash flows	0.0
Interest on senior secured lien notes, undiscounted cash flows	(43.8)
Financial liabilities, undiscounted cash flows	(436.8)
Year 1 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(1.9)
Year 2 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0
Government Loans, undiscounted cash flows	(17.7)
Financial arrangement, undiscounted cash flows	(3.1)
Interest on senior secured lien notes, undiscounted cash flows	(43.8)
Financial liabilities, undiscounted cash flows	(67.3)
Year 2 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(2.7)
Years 3 to 5 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0
Government Loans, undiscounted cash flows	(50.7)
Financial arrangement, undiscounted cash flows	(18.5)
Senior Secured Lien Notes, undiscounted cash flows	(479.7)
Interest on senior secured lien notes, undiscounted cash flows	(65.7)
Financial liabilities, undiscounted cash flows	(619.7)
Years 3 to 5 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(5.1)
Greater than 5 Years [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0
Government Loans, undiscounted cash flows	(292.4)
Financial arrangement, undiscounted cash flows	0.0
Financial liabilities, undiscounted cash flows	(292.4)
Greater than 5 Years [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	0.0
Carrying Amount [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility	170.2
Accounts payable and accrued liabilities	203.9
Governmental Loans	206.3
Financial arrangement	24.5
Senior Secured Lien Notes	476.6
Interest on Senior Secured Lien Notes	0.0
Financial liabilities	1,081.5
Carrying Amount [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan	$ 0.0